UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21152

        Nuveen Georgia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG) August 31, 2005

Principal
Amount (000)	Description(1)	Optional Call Provisions*	Ratings**	Market Value

	Consumer Discretionary - 2.6% (1.8% of Total Investments)
$1,750	DeKalb County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, General	12/12 at 101.00	BB	$1,737,733
	Motors Corporation Projects, Series 2002, 6.000%, 3/15/21

	Consumer Staples - 3.1% (2.1% of Total Investments)
2,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	2,083,960
	2002, 5.500%, 5/15/39

	Education and Civic Organizations - 19.9% (13.5% of Total Investments)
1,225	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	AAA	1,333,780
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/18 - AMBAC Insured
	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing
	LLC Project, Series 2002:
3,500	5.000%, 12/01/27 - AMBAC Insured	12/12 at 100.00	Aaa	3,694,495
2,500	5.000%, 12/01/33 - AMBAC Insured	12/12 at 100.00	Aaa	2,622,925
1,050	Fulton County Development Authority, Georgia, Revenue Bonds, TUFF Morehouse Project, Series 2002A,	2/12 at 100.00	AAA	1,100,096
	5.000%, 2/01/34 - AMBAC Insured
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech - Klaus Parking and	11/13 at 100.00	AAA	2,167,480
	Family Housing, Series 2003, 5.000%, 11/01/23 - MBIA Insured
1,250	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/11 at 102.00	Baa1	1,342,013
	2001, 5.750%, 10/01/31
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series	9/15 at 100.00	AA	1,107,400
	2005A, 5.000%, 9/01/17

	Healthcare - 26.1% (17.7% of Total Investments)
135	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series	12/08 at 102.00	BB+	127,385
	1998, 5.375%, 12/01/28
1,000	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Bonds, Memorial Health	1/14 at 100.00	A-	1,063,760
	University Medical Center Inc., Series 2004A, 5.375%, 1/01/26
1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center,	1/14 at 100.00	BBB+	1,061,210
	Series 2004, 5.250%, 12/01/22
	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center
	Project, Series 2002:
1,480	5.000%, 7/01/22 - MBIA Insured	7/12 at 101.00	Aaa	1,578,020
1,000	5.200%, 7/01/32 - MBIA Insured	7/12 at 101.00	Aaa	1,067,750
1,145	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center,	7/13 at 101.00	Aaa	1,237,310
	Series 2003, 5.000%, 7/01/20 - MBIA Insured
1,250	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A-	1,307,400
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31
	Newnan Hospital Authority, Georgia, Revenue Anticipation Certificates, Newnan Hospital Inc., Series
	2002:
2,260	5.500%, 1/01/19 - MBIA Insured	1/13 at 100.00	Aaa	2,501,481
3,020	5.500%, 1/01/20 - MBIA Insured	1/13 at 100.00	Aaa	3,338,610

2,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph's/Candler Health System, Series	1/14 at 100.00	AA	2,134,660
	2003, 5.250%, 7/01/23 - RAAI Insured
1,945	Tift County Hospital Authority, Georgia, Revenue Anticipation Bonds, Tift Regional Medical Center,	12/12 at 101.00	Aaa	2,118,864
	Series 2002, 5.250%, 12/01/19 - AMBAC Insured

	Housing/Multifamily - 4.5% (3.1% of Total Investments)
	Savannah Economic Development Authority, Georgia, GNMA Collateralized Multifamily Housing Revenue
	Bonds, Snap I-II-III Apartments, Series 2002A:
500	5.150%, 11/20/22 (Alternative Minimum Tax)	11/12 at 102.00	AAA	521,930
980	5.200%, 11/20/27 (Alternative Minimum Tax)	11/12 at 102.00	AAA	1,018,259
1,465	5.250%, 11/20/32 (Alternative Minimum Tax)	11/12 at 102.00	AAA	1,518,516

	Housing/Single Family - 4.9% (3.3% of Total Investments)
1,480	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series 2001B-2,	6/11 at 100.00	AAA	1,531,474
	5.400%, 12/01/31 (Alternative Minimum Tax)
1,700	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002C-2, 5.100%,	12/12 at 100.00	AAA	1,771,026
	12/01/22 (Alternative Minimum Tax)

	Materials - 1.6% (1.1% of Total Investments)
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/11 at 101.00	BBB	1,074,640
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)

	Tax Obligation/General - 9.3% (6.3% of Total Investments)
1,000	Cherokee County School System, Georgia, General Obligation Bonds, Series 2003, 5.000%, 8/01/16 -	8/13 at 100.00	AAA	1,097,110
	MBIA Insured
1,000	Forsyth County, Georgia, General Obligation Bonds, Series 2004, 5.250%, 3/01/19	3/14 at 101.00	AA	1,112,910
750	Georgia, General Obligation Bonds, Series 1998D, 5.250%, 10/01/15	No Opt. Call	AAA	858,968
	Oconee County, Georgia, General Obligation Bonds, Recreation Project, Series 2003:
1,410	5.500%, 1/01/23 - AMBAC Insured	1/13 at 101.00	Aaa	1,591,129
1,470	5.250%, 1/01/26 - AMBAC Insured	1/13 at 101.00	Aaa	1,603,064

	Tax Obligation/Limited - 32.4% (22.0% of Total Investments)
1,405	Clayton County Development Authority, Georgia, Revenue Bonds, TUFF Archives LLC Project, Series	7/12 at 100.00	AAA	1,536,241
	2001A, 5.250%, 7/01/21 - MBIA Insured
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2002, 5.000%, 4/01/32	4/13 at 100.00	AA	4,225,800
750	Georgia Municipal Association Inc., Certificates of Participation, Atlanta Court Project, Series	6/12 at 101.00	AAA	820,545
	2002, 5.125%, 12/01/21 - AMBAC Insured
2,500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series	No Opt. Call	AAA	3,045,500
	1992P, 6.250%, 7/01/20 - AMBAC Insured
2,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%,	7/16 at 100.00	AAA	2,289,960
	7/01/36 - FSA Insured
500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005B, 5.000%,	7/15 at 100.00	BBB+	527,265
	7/01/41
5,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	No Opt. Call	AAA	5,807,650
	Series 2002F, 5.250%, 7/01/21 - CIFG Insured
	Puerto Rico Municipal Finance Agency, Series 2002A:
800	5.250%, 8/01/21 - FSA Insured	8/12 at 100.00	AAA	881,192
2,500	5.000%, 8/01/27 - FSA Insured	8/12 at 100.00	AAA	2,658,225

	Transportation - 5.9% (4.0% of Total Investments)
3,650	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.500%, 1/01/21 - FGIC	1/10 at 101.00	AAA	3,973,901
	Insured

	U.S. Guaranteed *** - 2.1% (1.5% of Total Investments)
1,315	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series	9/11 at 100.00	AA***	1,446,316
	2001A, 5.125%, 9/01/33 (Pre-refunded to 9/01/11)

	Utilities - 9.7% (6.6% of Total Investments)
1,000	Elberton, Georgia, Combined Utility System Revenue Refunding and Improvement Bonds, Series 2001,	1/12 at 100.00	Aaa	1,071,000
	5.000%, 1/01/22 - AMBAC Insured
1,300	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20	10/10 at 101.00	BBB	1,391,676
1,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power	No Opt. Call	AAA	1,025,550
	Company - Scherer Plant, Series 2001, 4.200%, 1/01/12 (Mandatory put 12/01/08) - AMBAC Insured
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A,	1/13 at 100.00	AAA	1,077,920
	5.000%, 1/01/22 - MBIA Insured
1,775	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.375%, 7/01/19 - MBIA	7/12 at 101.00	AAA	1,990,201
	Insured

	Water and Sewer - 25.1% (17.0% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
500	5.250%, 11/01/15 - FSA Insured	11/14 at 100.00	AAA	560,665
1,700	5.000%, 11/01/37 - FSA Insured	11/14 at 100.00	AAA	1,803,156
	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002:
1,000	5.250%, 10/01/22 - FSA Insured	10/12 at 100.00	AAA	1,096,430
3,500	5.000%, 10/01/27 - FSA Insured	10/12 at 100.00	AAA	3,701,740
	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2000:
2,500	5.125%, 10/01/31	10/10 at 101.00	AA	2,636,500
2,500	5.375%, 10/01/35	10/10 at 101.00	AA	2,724,024
950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 1998, 5.000%, 1/01/16 - FGIC	7/08 at 101.00	AAA	1,005,271
	Insured
3,100	Harris County, Georgia, Water System Revenue Bonds, Series 2002, 5.000%, 12/01/22 - AMBAC Insured	12/12 at 100.00	Aaa	3,347,907

$91,510	Total Long-Term Investments (cost $94,634,095) - 147.2%			99,069,993

	Other Assets Less Liabilities - 1.8%			1,229,481

	Preferred Shares, at Liquidation Value - (49.0)%			(33,000,000)

	Net Assets Applicable to Common Shares - 100%			$67,299,474

Forward Swap Contracts outstanding at August 31, 2005:
				Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated June 21, 2005, to pay semi-annually the notional amount multiplied by 4.833% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United
States Dollar-London Inter-Bank Offered Rates).	$1,300,000	2/09/06	2/09/36	$(23,116)

Agreement with JPMorgan dated August 9, 2005, to pay semi-annually the notional amount multiplied by 5.075% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United
States Dollar-London Inter-Bank Offered Rates).	4,000,000	2/22/06	2/22/26	(205,016)

				$(228,132)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $95,219,398.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$4,489,224
Depreciation	(638,629)

Net unrealized appreciation of investments	$3,850,595

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.